Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other liabilities [Abstract]
Professional services	$ 118	$ 149
Accrued expenses related to retirement cost of CO-CEO		72
Tax accruals	12	3
Agent Fees	202	93
Other	59	102
Total accrued expenses and other liabilities	$ 391	$ 419